Segment Reporting - Revenues (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 457,667,000	$ 405,642,000	$ 938,880,000	$ 799,664,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(3,487,000)	(944,000)	(4,616,000)	(8,607,000)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	153,060,000	122,315,000	302,804,000	237,621,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	150,691,000	112,172,000	297,673,000	217,221,000
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	2,487,000	1,439,000	2,487,000	9,418,000
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,369,000	10,143,000	5,131,000	20,400,000
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	202,277,000	171,659,000	434,778,000	340,124,000
Teekay Tankers [Member] | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(1,000,000)	0	(2,129,000)	0
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	105,817,000	112,612,000	205,914,000	230,526,000
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues	47,989,000
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	57,828,000	66,429,000	107,266,000	132,399,000
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	47,989,000	46,183,000	98,648,000	98,127,000
Teekay Corporation [Member] | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 3,487,000	$ 1,439,000	$ 4,616,000	$ 9,418,000